Stock Options - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended						12 Months Ended
	Dec. 27, 2006	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Nonqualified Stock Option Plan	Dec. 31, 2010 Nonqualified Stock Option Plan	Dec. 31, 2004 Nonqualified Stock Option Plan	Nov. 29, 2006 Nonqualified Stock Option Plan	Dec. 31, 2004 Nonqualified Stock Option Plan Minimum	Dec. 31, 2004 Nonqualified Stock Option Plan Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option authorized under plan								40,400	100,000
Stock option additional shares authorized under plan								4,600
Stock option vesting period										5 years	10 years
Age of recipient that triggers full vesting								72 years
Stock option term								10 years
Stock split ratio	2
Weighted-average grant-date fair value of options granted						$ 1.05	$ 2.03
Intrinsic value of options exercised						$ 0	$ 0
Unrecognized compensation cost						71,000
Weighted-average period of recognition						5 years
Share based compensation expense		10,000	10,000	12,000	13,000	12,000
Share-based compensation expense tax benefit						5,000
Cash received from option exercise						0	0
Tax benefit from stock options exercise						$ 0	$ 0